INFUSION PUMP AND BUSINESS OPTIMIZATION CHARGES	12 Months Ended
Dec. 31, 2017
Restructuring And Related Activities [Abstract]
INFUSION PUMP AND BUSINESS OPTIMIZATION CHARGES

NOTE 7

INFUSION PUMP AND BUSINESS OPTIMIZATION CHARGES

Infusion Pump Charges

In 2017, the company recorded a charge of $22 million related to a second field corrective action with respect to the SIGMA Spectrum Infusion Pump, which is predominantly sold in the United States. Remediation primarily includes inspection and repair charges as well as a temporary replacement pump in a limited number of cases. The charge includes estimated cash costs associated with remediation efforts and $2 million of these charges have been utilized as of December 31, 2017.

In 2014, the company recorded a charge of $93 million related to a field corrective action with respect to the SIGMA Spectrum Infusion Pump. The United States Food and Drug Administration (FDA) categorized the action as a Class 1 recall during the second quarter of 2014. Remediation primarily included software-related corrections and a replacement pump in a limited number of cases. In 2014,the company utilized $4 million of the established reserve. During 2015, the company refined its expectations relating to the costs associated with the remediation effort and recorded partial reversals of the cash and non-cash reserves totaling $26 million and $10 million, respectively. Additionally, the company utilized $13 million of the cash reserves during 2015. In 2016, the company recorded utilization of cash and non-cash reserves of $22 million and $3 million, respectively, as well as partial reversals of cash and non-cash reserves of $11 million and $1 million, respectively. As of December 31, 2016, the remediation efforts were substantially complete and the remaining costs and reserves were considered immaterial to the company.

Business Optimization Charges

Beginning in the second half of 2015, the company has initiated actions to transform the company’s cost structure and enhance operational efficiency. These efforts include restructuring the organization, optimizing the manufacturing footprint, R&D operations and supply chain network, employing disciplined cost management, and centralizing and streamlining certain support functions. Through December 31, 2017 the company incurred cumulative pre-tax costs of $576 million related to these actions. The costs consisted primarily of employee termination, implementation costs, and accelerated depreciation. The company expects to incur additional pre-tax cash costs of approximately $240 million and capital expenditures of $50 million through the completion of these initiatives. These costs will primarily include employee termination costs, implementation costs, and accelerated depreciation.

In addition to the programs above, the company recorded additional net business optimization charges of $125 million in 2016. These charges primarily include employee termination costs, contract termination costs, asset impairments, and Gambro integration costs. Approximately 40% of these costs were non-cash. The company does not anticipate incurring any additional costs related to these programs in the future and these programs were substantially complete by the end of 2017.

The company recorded the following charges related to business optimization programs in 2017, 2016, and 2015:

years ended December 31 (in millions)	2017	2016	2015
Restructuring charges, net	$70	$285	$130
Costs to implement business optimization programs	89	65	—
Gambro integration costs	—	26	73
Accelerated depreciation	10	33	—
Total business optimization charges	$169	$409	$203

For segment reporting, business optimization charges are unallocated expenses.

Included in the restructuring charges for 2017 were net employee termination costs of $59 million which primarily consisted of a global workforce reduction program.  In addition, $6 million of asset impairment charges related to facility closure costs and $5 million of other exit costs were incurred.

Included in the restructuring charges for 2016 were net employee termination costs of $180 million which primarily consisted of a global workforce reduction program and $27 million related to the impairment of acquired IPR&D as described in Note 6. Restructuring charges for 2016 also included $54 million for costs associated with the discontinuation of the VIVIA home hemodialysis development program. These costs consist of contract termination costs of $21 million, asset impairments of $31 million and other exit costs of $2 million.

Included in the restructuring charges for 2015 were net employee termination costs of $83 million which primarily related to the global workforce reduction program mentioned above. Additionally, asset impairments of $13 million and $29 million were recorded related to a developed technology intangible assets and a manufacturing facility rationalization program, respectively.

The company recorded the following components of restructuring costs in 2017, 2016 and 2015:

	2017
(in millions)	COGS	SGA	R&D	Total
Employee termination costs	$31	$47	$—	$78
Contract termination costs	—	5	—	5
Asset impairments	5	1	—	6
Reserve adjustments
Employee termination costs	(9)	(8)	(2)	(19)
Total restructuring charges	$27	$45	$(2)	$70

	2016
(in millions)	COGS	SGA	R&D	Total
Employee termination costs	$72	$109	$13	$194
Contract termination costs	9	5	13	27
Asset impairments	38	—	40	78
Reserve adjustments
Employee termination costs	(1)	(11)	(2)	(14)
Total restructuring charges	$118	$103	$64	$285

	2015
(in millions)	COGS	SGA	R&D	Total
Employee termination costs	$14	$86	$15	$115
Contract termination costs	3	2	—	5
Asset impairments	40	—	2	42
Reserve adjustments
Employee termination costs	(19)	(10)	(3)	(32)
Total restructuring charges	$38	$78	$14	$130

Costs to implement business optimization programs in 2017 were $89 million. These costs consisted primarily of external consulting and transition costs, as well as employee salary and related costs. The costs were included within marketing and administrative and R&D expense.

Costs related to the integration of Gambro were included within marketing and administrative expense for all referenced periods.

In 2017 and 2016, the company recognized accelerated depreciation primarily associated with facilities to be closed of $10 million and $33 million, respectively. The costs were recorded in cost of sales.

The following table summarizes activity in the reserves related to the company’s business optimization initiatives.

(in millions)
Reserve at December 31, 2014	$127
2015 charges	120
Reserve adjustments	(32)
Utilization in 2015	(89)
Currency translation	(10)
Reserve at December 31, 2015	116
2016 charges	221
Reserve adjustments	(14)
Utilization in 2016	(164)
Currency translation	5
Reserve at December 31, 2016	164
2017 charges	83
Reserve adjustments	(19)
Utilization in 2017	(143)
Currency translation	27
Reserve at December 31, 2017	$112

Reserve adjustments primarily relate to employee termination cost reserves established in prior periods.

Approximately 90% of the company’s restructuring reserves as of December 31, 2017 relate to employee termination costs, with the remaining reserves attributable to contract termination costs.  Of the $112 million liability, $100 million is included within accounts payable and accrued liabilities and $12 million is included within other long-term liabilities on the consolidated balance sheet.  The reserves are expected to be substantially utilized by the end of 2020.